SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2013
Segment Reporting And Variable Interest Entities
SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES
5.	SEGMENT REPORTING AND VARIABLE INTEREST ENTITIES

Newcastle conducts its business through the following segments: (i) investments in senior housing properties (“senior housing”), (ii) debt investments financed with collateralized debt obligations (“CDOs”), (iii) other debt investments (“other debt”), (iv) investments in media (“media”), (v) investment in golf courses and facilities (“golf”) and (vi) corporate. With respect to the CDOs and other debt segments, Newcastle is generally entitled to receive net cash flows from these structures on a periodic basis.

In the fourth quarter of 2013, Newcastle changed the composition of its reportable segments. Newcastle established media and golf segments in connection with the restructurings of certain debt investments (see Note 3). These restructurings, accompanied by reductions in Newcastle’s investments in debt resulting from realizations, caused a change in the way Newcastle’s chief operating decision maker (“CODM”) viewed Newcastle’s business and the way in which such business is reported to management. Newcastle’s CODM and management now review operating results based on business lines, as opposed to financing types, and Newcastle’s segment reporting has been updated accordingly. Segment information for previously reported periods has been restated to reflect this change to the composition of segments.

The corporate segment consists primarily of interest income on short term investments, general and administrative expenses, interest expense on the junior subordinated notes payable (Note 14) and management fees pursuant to the Management Agreement (Note 17).

Summary financial data on Newcastle’s segments is given below, together with reconciliation to the same data for Newcastle as a whole:

							Excess
							MSRs and
	Senior	Debt Investments (A)					Consumer	Inter-segment
	Housing (A)	CDOs	Other Debt (B)	Golf	Corporate	Media (C)	Loans	Elimination (D)	Total
Year Ended December 31, 2013
Interest income	$3	$119,292	$98,968	$—	$198	$—	$—	$(4,746)	$213,715
Interest expense	10,781	24,996	54,534	—	3,817		—	(4,746)	89,382
Net interest income (expense)	(10,778)	94,296	44,434	—	(3,619)	—	—	—	124,333
Impairment (reversal)	—	(9,338)	(10,431)	—	—	—	—	—	(19,769)
Other revenues	85,267	—	2,056	—	—	—	—	—	87,323
Other income (loss)	11	23,946	11,344	—	—	—	—	—	35,301
Property operating expenses	52,713	—	1,005	—	—	—	—	—	53,718
Depreciation and amortization	26,905	—	219	—	4	—	—	—	27,128
Other operating expenses	20,982	741	3,144	—	47,277	—	—	—	72,144
Income tax expense	1,038	—	—	—	—	—	—	—	1,038
Income (loss) from continuing operations	(27,138)	126,839	63,897	—	(50,900)	—	—	—	112,698
Income (loss) from discontinued operations	—	—	(46)	—	—	6,311	33,378	—	39,643
Net income (loss)	(27,138)	126,839	63,851	—	(50,900)	6,311	33,378	—	152,341
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)
Net income attributable to noncontrolling interests	—	—	—	—	—	(928)	—	—	(928)
Income (loss) applicable to common stockholders	$(27,138)	$126,839	$63,851	$—	$(56,480)	5,383	$33,378	$—	$145,833

December 31, 2013
Investments	$1,463,758	$925,690	$1,279,549	$358,439	$—	$—	$—	$(87,528)	$3,939,908
Cash and restricted cash	31,263	2,377	—	22,890	23,492	—	—	—	80,022
Other assets	55,430	47,285	3,442	34,898	987	—	—	(155)	141,887
Assets of discontinued operations	—	—	—	—	—	690,746	—	—	690,746
Total assets	1,550,451	975,352	1,282,991	416,227	24,479	690,746	—	(87,683)	4,852,563
Debt	(1,076,828)	(645,938)	(1,149,547)	(181,910)	(51,237)	—	—	87,529	(3,017,931)
Other liabilities	(61,886)	(19,194)	(2,235)	(185,552)	(44,528)	—	—	154	(313,241)
Liabilities of discontinued operations	—	—	—	—	—	295,267	—	—	295,267
Total liabilities	(1,138,714)	(665,132)	(1,151,782)	(367,462)	(95,765)	(295,267)	—	87,683	(3,626,439)
Preferred stock	—	—	—	—	(61,583)	—	—	—	(61,583)
Noncontrolling interest	—	—	—	(366)	—	(60,913)	—	—	(61,279)
GAAP book value	$411,737	$310,220	$131,209	$48,399	$(132,869)	$334,566	$—	$—	$1,103,262

Year Ended December 31, 2012
Interest income	$—	$197,007	$91,818	$—	$170	$—	$—	$(6,044)	$282,951
Interest expense	1,688	56,767	53,700	—	3,813	—	—	(6,044)	109,924
Net interest income (expense)	(1,688)	140,240	38,118	—	(3,643)	—	—	—	173,027
Impairment (reversal)	—	(7,381)	1,717	—	—	—	—	—	(5,664)
Other revenues	18,026	—	2,049	—	—	—	—	—	20,075
Other income (loss)	(82)	260,025	2,351	—	—	—	—	—	262,294
Property operating expenses	11,539	—	1,404	—	—	—	—	—	12,943
Depreciation and amortization	5,784	—	1,191	—	—	—	—	—	6,975
Other operating expenses	6,846	916	3,359	—	35,079	—	—	—	46,200
Income (loss) from continuing operations	(7,913)	406,730	34,847	—	(38,722)	—	—	—	394,942
Income (loss) from discontinued operations	—	—	(68)	—	—	—	39,236	—	39,168
Net income (loss)	(7,913)	406,730	34,779	—	(38,722)	—	39,236	—	434,110
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)

Income (loss) applicable to common stockholders	$(7,913)	$406,730	$34,779	$—	$(44,302)	$—	$39,236	$—	$428,530

December 31, 2012
Investments	$181,887	$1,417,729	$1,911,639	$—	$—	$—	$—	$(62,336)	$3,448,919
Cash and restricted cash	9,720	2,064	—	—	222,178	—	—	—	233,962
Other assets	5,111	7,429	4,777	—	202	—	—	(157)	17,362
Assets of discontinued operations	—	—	—	—	—	—	245,069	—	245,069
Total assets	196,718	1,427,222	1,916,416	—	222,380	—	245,069	(62,493)	3,945,312
Debt	(120,525)	(1,097,013)	(1,575,316)	—	(51,243)	—	—	62,336	(2,781,761)
Other liabilities	(5,084)	(37,259)	(2,856)	—	(44,969)			157	(90,011)
Liabilities of discontinued operations	—	—	(74)	—	—	—	(406)	—	(480)
Total liabilities	(125,609)	(1,134,272)	(1,578,246)	—	(96,212)	—	(406)	62,493	(2,872,252)
Preferred stock	—	—	—	—	(61,583)	—	—	—	(61,583)
GAAP book value	$71,109	$292,950	$338,170	$—	$64,585	$—	$244,663	$—	$1,011,477

Year Ended December 31, 2011
Interest income	$—	$218,475	$78,234	$—	$167	$—	$—	$(5,840)	$291,036
Interest expense	—	86,110	53,950	—	3,815	—	—	(5,840)	138,035
Net interest income (expense)	—	132,365	24,284	—	(3,648)	—	—	—	153,001
Impairment (reversal)	—	(3,876)	4,986	—	—	—	—	—	1,110
Other revenues	—	—	1,899	—	—	—	—	—	1,899
Other income (loss)	—	175,702	4,793	—	—	—	—	—	180,495
Property operating expenses	—	—	1,110	—	—	—	—	—	1,110
Depreciation and amortization	—	—	12	—	—	—	—	—	12
Other operating expenses	—	1,058	3,622	—	24,525	—	—	—	29,205
Income (loss) from continuing operations	—	310,885	21,246	—	(28,173)	—	—	—	303,958
Income (loss) from discontinued operations	—	—	(11)	—	—	—	572	—	561
Net income (loss)	—	310,885	21,235	—	(28,173)	—	572	—	304,519
Preferred dividends	—	—	—	—	(5,580)	—	—	—	(5,580)

Income (loss) applicable to common stockholders	$—	$310,885	$21,235	$—	$(33,753)	$—	$572	$—	$298,939

(A)	Assets held within non-recourse structures, including all of the assets in the senior housing and CDO segments, are not available to satisfy obligations outside of such financings, except to the extent net cash flow distributions are received from such structures. Furthermore, creditors or beneficial interest holders of these structures generally have no recourse to the general credit of Newcastle. Therefore, the exposure to the economic losses from such structures generally is limited to invested equity in them and economically their book value cannot be less than zero. Therefore, impairment recorded in excess of Newcastle’s investment, which results in negative GAAP book value for a given non-recourse financing structure, cannot economically be incurred and will eventually be reversed through amortization, sales at gains, or as gains at the deconsolidation or termination of such non-recourse financing structure.
(B)	The following table summarizes the investments and debt in the other debt segment:

	December 31, 2013				December 31, 2012
	Investments		Debt		Investments		Debt
Non-Recourse	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*	Outstanding Face Amount	Carrying Value	Outstanding Face Amount*	Carrying Value*
Manufactured housing loan portfolio I	$102,681	$91,924	$74,248	$66,446	$118,746	$100,124	$90,551	$81,963
Manufactured housing loan portfolio II	128,975	128,117	93,863	93,536	153,193	150,123	117,907	117,191
Subprime mortgage loans subject to call options	406,217	406,217	406,217	406,217	406,217	405,814	406,217	405,814
Real estate securities	56,466	50,961	39,665	36,095	63,505	53,979	44,585	40,572
Operating real estate	N/A	6,597	6,000	6,000	N/A	6,672	6,000	6,000
Subtotal	694,339	683,816	619,993	608,294	741,661	716,712	665,260	651,540
Other
Real estate loans	—	—	—	—	80,298	29,831	—	—
Unlevered real estate securities	129,563	4,296	—	—	229,299	68,863	—	—
Levered real estate securities	514,994	551,270	516,134	516,134	1,112,796	1,049,029	923,776	923,776
Other Investments	N/A	6,160	—	—	N/A	6,024	—	—
Residential mortgage loans	45,323	34,007	25,119	25,119	55,997	41,180	—	—
	$1,384,219	$1,279,549	$1,161,246	$1,149,547	$2,220,051	$1,911,639	$1,589,036	$1,575,316

*	As of December 31, 2013 and December 31, 2012, aggregate face amounts of $133.9 million and $71.1 million (carrying values of $87.5 million and $62.5 million), respectively, of debt represents intersegment financing, which is eliminated upon consolidation.

(C)	In February 2014, the media segment was spun off from Newcastle and will not be reported as a segment in future filings.

(D)	Represents the elimination of investments and financings and their related income and expenses between the CDO segment, the other debt segment and the golf segment as the corresponding inter-segment investments and financings are presented on a gross basis within each of these segments.

Variable Interest Entities (“VIEs”)

The VIEs in which Newcastle has a significant interest include (i) Newcastle’s CDOs, in which Newcastle has been determined to be the primary beneficiary and therefore consolidates them (with the exception of CDO V and CDO VIII repack), since it has the power to direct the activities that most significantly impact the CDOs’ economic performance and would absorb a significant portion of their expected losses and receive a significant portion of their expected residual returns, and (ii) the manufactured housing loan financing structures, which are similar to the CDOs in analysis. Newcastle’s CDOs and manufactured housing loan financings are held in special purpose entities whose debt is treated as non-recourse secured borrowings of Newcastle.

Newcastle’s subprime securitizations and the CDO VIII Repack are also considered VIEs, but Newcastle does not control the decisions that most significantly impact their economic performance and no longer receive a significant portion of their returns, and therefore do not consolidate them.

In addition, Newcastle’s investments in RMBS, CMBS, CDO securities and real estate related and other loans may be deemed to be variable interests in VIEs, depending on their structure. Newcastle monitors these investments and analyzes the potential need to consolidate the related securitization entities pursuant to the VIE consolidation requirements. These analyses require considerable judgment in determining whether an entity is a VIE and determining the primary beneficiary of a VIE since they involve subjective determinations of significance, with respect to both power and economics. The result could be the consolidation of an entity that otherwise would not have been consolidated or the de-consolidation of an entity that otherwise would have been consolidated.

As of December 31, 2013, Newcastle has not consolidated these potential VIEs. This determination is based, in part, on the assessment that Newcastle does not have the power to direct the activities that most significantly impact the economic performance of these entities, such as if Newcastle owned a majority of the currently controlling class. In addition, Newcastle is not obligated to provide, and has not provided, any financial support to these entities.

On June 17, 2011, Newcastle deconsolidated a non-recourse financing structure, CDO V. Newcastle determined that it does not currently have the power to direct the relevant activities of CDO V as an event of default had occurred and Newcastle may be removed as the collateral manager by a single party. The deconsolidation has reduced Newcastle’s gross assets by $301.6 million, reduced liabilities by $357.0 million, resulted in a gain on deconsolidation of $45.1 million and decreased accumulated other comprehensive loss by $10.3 million. The deconsolidation also reduced revenues and expenses from June 17, 2011 onwards, but its impact was not material to net income applicable to common stockholders.

On September 12, 2012, Newcastle deconsolidated CDO X subsequent to the completion of the sale of 100% of its interests in CDO X to the sole owner of the senior notes and another third party. The sale and resulting deconsolidation has reduced Newcastle’s gross assets by $1.1 billion, reduced liabilities by $1.2 billion, decreased other comprehensive income by $25.5 million and resulted in a gain on sale of $224.3 million. As of December 31, 2013, Newcastle had no continuing involvement with CDO X as it had been liquidated.

Newcastle had variable interests in the following unconsolidated VIEs at December 31, 2013, in addition to the subprime securitizations which are described in Note 7:

Entity	Gross Assets (A)	Debt (B)	Carrying Value of Newcastle’s Investment (C)
Newcastle CDO V	$200,616	$226,615	$2,002

CDO VIII Repack (D)	$146,645	$146,645	$104,308

(A)	Face amount.
(B)	Newcastle CDO V includes $39.8 million face amount of debt owned by Newcastle with a carrying value of $2.0 million at December 31, 2013. CDO VIII Repack includes $116.8 million face amount of debt owned by Newcastle with a carrying value of $104.3 million at December 31, 2013.
(C)	This amount represents Newcastle’s maximum exposure to loss from this entity.
(D)	See Notes 13 and 14 for information about the securitization that is collateralized by certain Newcastle CDO VIII Class I Notes.